CONTINGENT ASSETS AND LIABILITIES (Details) - Titan Project	12 Months Ended
Jun. 30, 2025 a
Contingent Assets and Liabilities [Abstract]
Area of land	10,083
Area of land owned	1,488
Area of land subject to long-term lease	417
Area of land subject to exclusive option agreements	8,178